Tax Payable	12 Months Ended
Dec. 31, 2018
Tax Payable [Abstract]
Tax Payable
10.	Tax payable

	As of
	December 31, 2017	December 31, 2018
Value added tax	20,157,051	98,020,846
Individual income tax withholding	463,848	1,721,939
Urban maintenance and construction tax	435,398	1,256,633
Stamp duty	287,303	287,303
Total	21,343,600	101,286,721

The Group’s revenues are subject to value-added tax at a rate of approximately 6%.